COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			0 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2014	Jan. 28, 2013 AUO's Attorney's Fees [Member]	Jul. 31, 2014 AUO Attorney Fees [Member]	Oct. 31, 2013 Property Available for Operating Lease [Member] sqm
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Land (in Square Meters)						7,500
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	$ 228,000
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	19,000
Operating Leases, Rent Expense	360,000	305,000
Operating Lease, Future Rent, Expense	65,000
Legal Fees				1,000,000
Patent Acquisition Obligations Discounted, Present Value			3,137,000
Loss Contingency, Range of Possible Loss, Minimum					$ 1,000,000